BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 02, 2020	Aug. 03, 2020
Current assets
Cash	$ 385,272	$ 990,249
Prepaid expenses	420,646	261,496
Total Current Assets	805,918	1,251,745
Investments held in Trust Account	230,006,837	230,003,380
Total Assets	230,812,755	231,255,125
Current liabilities
Accrued Liabilities, Current	2,216,885	723,277
Accrued offering costs	0	25,000
Total Current Liabilities	2,216,885	748,277
Warrant liability	61,855,000	32,844,000	$ 19,548,000
Deferred underwriting fee payable	8,050,000	8,050,000
Total Liabilities	72,121,885	41,642,277
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	50,223,046	19,301,375	5,002,598
Accumulated deficit	(45,224,374)	(14,302,396)
Total Stockholders' Equity	5,000,010	5,000,008		$ 0
Total Liabilities and Stockholders' Equity	230,812,755	231,255,125
Class A Common Stock [Member]
Current liabilities
Common stock subject to possible redemption, 18,461,284 shares at redemption value	153,690,860	184,612,840	198,911,760
Stockholders' Equity
Common stock	763	454	$ 311
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 575	$ 575